Schedule of effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
TAXATION [abstract]
Loss for the year	$ (23,601,170)	$ (599,471)
Statutory Tax Rates	27.00%	26.00%
Expected income tax (recovery)	$ (6,372,316)	$ (155,863)
Change in statutory, foreign tax, foreign exchange rates and other	1,297,693	0
Permanent differences	1,494,947	17,156
Share issue costs	(1,010,208)	0
Change in unrecognized deductible temporary differences	4,589,884	138,707
Total	$ 0	$ 0